Assets and Liabilities Classified as Held for Sale	12 Months Ended
Dec. 31, 2023
Assets and Liabilities Classified as Held for Sale [Abstract]
Disclosure in entirety of assets and liabilities classified as held for sale
NOTE 10. ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE
As part of the Company’s portfolio optimization strategy, Management committed to a plan to sell certain assets within the EH segment. Accordingly, these assets and associated liabilities are presented as held for sale. In the fourth quarter of 2023, the Company entered into a sales agreement for these assets and the sale closed subsequent to December
31
, 2023.
As of December 31, 2023, assets and liabilities held for sale are comprised of cash and cash equivalents, lease ROU assets, the related lease liabilities, and accounts payables and accrued liabilities.

December 31, 2023
Assets classified as held for sale:
Cash and cash equivalents	$3,319
Lease ROU assets	5,906
Total assets classified as held for sale	$9,225

Liabilities associated with assets classified as held for sale:
Accounts payable and accrued liabilities	$110
Lease liabilities	6,209
Total liabilities associated with assets classified as held for sale	$6,319
The Company measured its
non-current
assets classified as held for sale at the lower of its carrying amount and the fair value less costs to sell, and no impairment was required.